Filed with the Securities and Exchange Commission on March 17, 2014

Securities Act of 1933 File No. 333-13593

Investment Company Act of 1940 File No. 811-07853

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[...]
Post-Effective Amendment No. 27	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 29	[X]

(Check Appropriate Box or Boxes)

Kalmar Pooled Investment Trust

(Exact Name of Registrant as Specified in Charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of Principal Executive Offices)

with a copy of communications to:

Joseph V. Del Raso, Esquire

Pepper Hamilton LLP

3000 Two Logan Square

18th & Arch Streets

Philadelphia, PA 19103

Registrant’s Telephone Number, including Area Code: (800) 282-2319

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]        immediately upon filing pursuant to paragraph (b)

[_]         on (date) pursuant to paragraph (b)

[_]         60 days after filing pursuant to paragraph (a)(1)

[_]         on (date) pursuant to paragraph (a)(1)

[_]         75 days after filing pursuant to paragraph (a)(2)

[_]         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A is filed for the sole purpose of submitting exhibits containing interactive data format risk/return summary information for the Kalmar “Growth with Value” Small/Mid Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 17th day of March, 2014.

Kalmar Pooled Investment Trust Registrant

By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Ford B. Draper, Jr.		Trustee, Chairman and President	March 17, 2014
Ford B. Draper, Jr.

Wendell Fenton		Trustee	March 17, 2014
Wendell Fenton*

Nicholas A. Giordano		Trustee	March 17, 2014
Nicholas A. Giordano*

David M. Reese, Jr.		Trustee	March 17, 2014
David M. Reese, Jr.*

David D. Wakefield		Trustee	March 17, 2014
David D. Wakefield*

/s/ Cynthia A. Richards		Treasurer and Chief Financial Officer	March 17, 2014
Cynthia A. Richards

*By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr. Attorney-in-Fact Pursuant to powers of attorney filed as Exhibit 28(q) March 17, 2014

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase